Gains (losses) from operating activities in the statement of income, included according to their nature (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense
Sub total	$ (214,239)	$ (203,912)	$ (201,351)
Impairment (losses) /reversals of impairment losses recognized in profit (loss) for the year
Properties plant and equipment	(5,582)
Intangible assets other than goodwill	478	1,798
Goodwill	0	(140)
Other expenses, by nature
Total	(60,605)	(99,612)	(25,995)
Other expenses by function [Member]
Depreciation and amortization expense
Depreciation of assets not in use	0	(138)	(136)
Sub total	0	(138)	(136)
Impairment (losses) /reversals of impairment losses recognized in profit (loss) for the year
Properties plant and equipment	(5,582)	(9,563)	(49)
Intangible assets other than goodwill	(478)	(1,941)	(913)
Goodwill	0	(140)	(140)
Non-current assets and disposal groups held for sale	0	0	0
Sub total	(6,060)	(11,644)	(1,102)
Other expenses, by nature
Legal expenses	(42,253)	(69,965)	(9,277)
VAT and other unrecoverable taxes	(1,015)	(626)	(613)
Fines paid	(882)	(314)	(145)
Investment plan expenses	1	(768)	(1,693)
Exploration expenses	0	(5,262)	(5,537)
Contributions and Donations	(9,321)	(8,793)	(5,026)
Other operating expenses	(1,075)	(2,102)	(2,466)
Sub total	(54,545)	(87,830)	(24,757)
Total	$ (60,605)	$ (99,612)	$ (25,995)